Insurance (Details Textuals 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Insurance [Abstract]
Pass-through separate accounts	$ 158,800,000,000	$ 149,000,000,000
Separate accounts with a guaranteed minimum return or account value	44,200,000,000	34,100,000,000
Gain (losses) on transfers of assets from the general account to the separate accounts	$ 0	$ 0	$ 0
Funding Agreements and Participating Close Out Contracts [Member]
Schedule Separate Accounts [Line Items]
Average interest rate credited on separate accounts with a guaranteed minimum return or account value	3.12%	3.32%